Income taxes (Tables)	6 Months Ended
Sep. 30, 2018
Components of Income Tax Expense

The following table presents the components of Income tax expense for the six months ended September 30, 2017 and 2018:

	Six months ended September 30,
	2017	2018
	(in millions of yen)
Current tax expense	99,238	114,666
Deferred tax expense (benefit)	20,095	(28,961)

Total income tax expense	119,333	85,705

Detailed Amounts of Tax Effects of Items Recorded Directly in Equity

The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2017 and 2018. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2017	2018
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	105,819	(11,292)
Less: reclassification adjustments	(35,053)	(383)

Total	70,766	(11,675)

Pension liability adjustments:
Unrealized gains (losses)	11	(97)
Less: reclassification adjustments	96	(1,184)

Total	107	(1,281)

Own credit risk adjustments (Note):
Unrealized gains (losses)	—	967
Less: reclassification adjustments	—	(9)

Total	—	958

Total tax effect before allocation to noncontrolling interests	70,873	(11,998)

Note:

The MHFG Group adopted ASU No.2016-01 on April 1, 2018. The ASU requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. See Note 2 “Recently issued accounting pronouncements” for further details.